Equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property plant and equipment

	December 31,	December 31,
	2025	2024
Cost:
Equipment	$43,396	$9,366
Vehicles	686,434	120,155
	729,830	129,521
Less: accumulated depreciation	(99,551)	(18,147)
Equipment, net	$630,279	$111,374